Subsequent Events (Details)				1 Months Ended	12 Months Ended
	Feb. 11, 2019 shares $ / shares	Oct. 16, 2017 shares $ / shares	Aug. 31, 2017 shares $ / shares	Jul. 31, 2019 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Incentive stock option grant | shares	7,500,000	500,000	4,000,000		7,500,000	4,500,000
Exercise price of option | $ / shares	$ 0.05	$ 0.15	$ 0.15		$ 0.05	$ 0.15
Expiry period					30 June 2021
Non-adjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Incentive stock option grant | shares				5,000,000
Exercise price of option | $ / shares				$ 0.05
Expiry period				30 June 2021